Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Apr. 27, 2013
Other Long-Term Liabilities [Abstract]
Deferred rent	$ 128,280	$ 149,934
Junior Seller Note (see Note 19)		127,250
Microsoft Commercial Agreement financing transaction (see Note 11)	140,714	52,642
Tax liabilities and reserves	51,399	54,068
Other	46,596	36,052
Total long-term liabilities	$ 366,989	$ 419,946